Organization and Business of Companies (Details 1) - Jun. 30, 2015		Total
Sang Heng [Member] | Kasino Fortune [Member]
Business Acquisition [Line Items]
VIP Gaming Promotion Entities	[1]	Sang Heng Gaming Promotion Company Limited ( Sang Heng )
Date Formed		Mar. 28, 2007
Location		Star World Hotel and Casino Downtown Macau
Subsidiary holds 100% of Profit Interest		100.00%
Effective date of profit interest agreement		Feb. 02, 2010
Kings Gaming [Member] | Billion Boom [Member]
Business Acquisition [Line Items]
VIP Gaming Promotion Entities	[1]	King s Gaming Promotion Ltd. ( King's Gaming )
Date Formed		Apr. 15, 2008
Location		Sands Cotai Central Cotai, Macau
Subsidiary holds 100% of Profit Interest		100.00%
Effective date of profit interest agreement		Nov. 10, 2010
Sang Lung [Member] | Super Number [Member]
Business Acquisition [Line Items]
VIP Gaming Promotion Entities	[1]	Sang Lung Gaming Promotion Company Limited ( Sang Lung )
Date Formed		Mar. 28, 2011
Location		Galaxy Macau Resort, Macau
Subsidiary holds 100% of Profit Interest		100.00%
Effective date of profit interest agreement		May 15, 2011
Bao Li [Member] | Jubilee Dynasty [Member]
Business Acquisition [Line Items]
VIP Gaming Promotion Entities	[1]	Bao Li Gaming Promotion Ltd. ( Bao Li )
Date Formed		Nov. 03, 2009
Location		City of Dreams Hotel & Casino Cotai, Macau
Subsidiary holds 100% of Profit Interest		100.00%
Effective date of profit interest agreement		Sep. 01, 2012
Mr. Lam Chou In [Member] | Frontier Champion [Member]
Business Acquisition [Line Items]
VIP Gaming Promotion Entities	[2]	Mr. Lam Chou In (Collaborator)
Location		Le Royal Arc Casino Downtown, Macau
Subsidiary holds 100% of Profit Interest		100.00%
Effective date of profit interest agreement		Jul. 01, 2013
Mr. Lou Kan Kuong [Member] | Sino Hero and Yuwang [Member]
Business Acquisition [Line Items]
VIP Gaming Promotion Entities	[3]	Mr. Lou Kan Kuong (Crown Australia Junket Operator)
Location		Crown Perth Casino in Perth, Australia and Crown Melbourne Casino in Melbourne, Australia
Subsidiary holds 100% of Profit Interest		100.00%
Effective date of profit interest agreement		May 16, 2015

[1]	These are the Promoter company in Macau
[2]	According to Macau laws, a collaborator needs to enter into an agreement with a licensed gaming promoter and register with the Gaming Inspection and Coordination Bureau of the Macau SAR.
[3]	On May 15, 2015, the Company entered into agreements to acquire all of the profit interests of Mr. Lou Kan Kuong (“Mr. Lou” or the “Crown Australia Junket Operator”) promotion activities at the Crown Perth Casino in Perth, Australia and at the Crown Melbourne Casino in Melbourne, Australia with the consideration of $200 in total. Mr. Lou, who is currently an officer of IKGH, entered into agreements to act as a junket operator for the above two Casinos on June 24, 2013. The profit interests were acquired as an asset purchase for the historical costs of establishing the agreements between Mr. Lou and Australian Casinos as a related party transaction. The Company entered into the agreement to expand to overseas markets for its existing agent network in Macau.